Related party transactions - Summary of remuneration package (Details)	6 Months Ended
Jun. 30, 2020 EquityInstruments
Onno van de Stolpe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	85,000
RSUs accepted	18,317
Piet Wigerinck
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	40,000
RSUs accepted	12,080
Bart Filius
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	50,000
RSUs accepted	12,600
Andre Hoekema
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	30,000
RSUs accepted	832
Walid Abi-Saab
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	40,000
RSUs accepted	12,080
Michele Manto
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	30,000
RSUs accepted	5,920